Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities
Fair Value of Assets and Liabilities
The table below presents certain of our assets measured at fair value at December 31, 2017, categorized by the level of inputs, as defined in the fair value hierarchy under GAAP, used in the valuation of each asset:

		Fair Value at Reporting Date Using
		Quoted Prices in		Significant
	Estimated	Active Markets for	Significant Other	Unobservable
	Fair	Identical Assets	Observable Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
Recurring Fair Value Measurements Assets:
Investment in RMR Inc. (1)	$72,005	$72,005	$—	$—
Non-Recurring Fair Value Measurements Assets:
One property (2)	$19,667	$—	$19,667	$—

(1)
Our 1,214,225 shares of class A common stock of RMR Inc., which are included in other assets in our consolidated balance sheets, are reported at fair value which is based on quoted market prices (Level 1 inputs as defined in the fair value hierarchy under GAAP).  Our historical cost basis for these shares is $26,888 as of December 31, 2017.  The net unrealized gain of $45,116 for these shares as of December 31, 2017 is included in cumulative other comprehensive income (loss) in our consolidated balance sheets.

(2)
We estimated the fair value of a property we agreed to sell located in Minneapolis, MN at December 31, 2017 based upon the selling price agreed to with a third party (Level 2 inputs as defined in the fair value hierarchy under GAAP). See Note 5 for further details.

In addition to the assets described in the table above, our financial instruments include cash and cash equivalents, restricted cash, rents receivable, mortgage note receivable, accounts payable, a revolving credit facility, term loans, senior unsecured notes, mortgage notes payable, amounts due to related persons, other accrued expenses and security deposits.  At December 31, 2017 and December 31, 2016, the fair values of our financial instruments approximated their carrying values in our consolidated financial statements due to their short term nature or variable interest rates, except as follows:

	As of December 31, 2017		As of December 31, 2016
	Carrying Amount (1)	Fair Value	Carrying Amount (1)	Fair Value
Senior unsecured notes, 3.750% interest rate, due in 2019	$348,096	$354,993	$346,952	$354,078
Senior unsecured notes, 5.875% interest rate, due in 2046	300,232	320,416	299,892	292,268
Senior unsecured notes, 4.000% interest rate, due in 2022	295,812	302,655	—	—
Mortgage note payable, 4.050% interest rate, due in 2030(2)(3)	64,293	65,198	—	—
Mortgage note payable, 5.720% interest rate, due in 2020(2)(3)	36,085	36,332	—	—
Mortgage note payable, 4.220% interest rate, due in 2022(2)(3)	27,906	28,432	—	—
Mortgage note payable, 4.800% interest rate, due in 2023(2)(3)	25,501	25,904	—	—
Mortgage note payable, 5.877% interest rate, due in 2021(2)	13,620	14,565	13,841	14,492
Mortgage note payable, 7.000% interest rate, due in 2019(2)	8,391	8,555	8,778	9,188
Mortgage note payable, 8.150% interest rate, due in 2021(2)	4,111	4,340	5,218	5,575
Mortgage note payable, 4.260% interest rate, due in 2020(2)(3)	3,193	3,216	—	—
	$1,127,240	$1,164,606	$674,681	$675,601

(1)	Carrying amount includes certain unamortized debt issuance costs and unamortized premiums and discounts.

(2)
We assumed these mortgages in connection with our acquisitions of the encumbered properties.  The stated interest rates for these mortgage debts are the contractually stated rates.  We recorded the assumed mortgages at estimated fair value on the date of acquisition and we are amortizing the fair value premiums, if any, to interest expense over the respective terms of the mortgages to reduce interest expense to the estimated market interest rates as of the date of acquisition.

(3)
In connection with the FPO Transaction, we assumed five fixed rate mortgage notes with an aggregate principal balance of $167,548. We recorded these mortgage notes at their estimated fair value aggregating $167,936 on the date of acquisition.

We estimated the fair value of our senior unsecured notes due in 2019 and 2022 using an average of the bid and ask price of the notes as of the measurement date (Level 2 inputs as defined in the fair value hierarchy under GAAP). We estimated the fair value of our senior unsecured notes due in 2046 based on the closing price on Nasdaq (Level 1 inputs as defined in the fair value hierarchy under GAAP) as of the measurement date. We estimated the fair values of our mortgage notes payable by using discounted cash flow analyses and currently prevailing market terms as of the measurement date (Level 3 inputs as defined in the fair value hierarchy under GAAP).  Because Level 3 inputs are unobservable, our estimated fair value may differ materially from the actual fair value.